Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 25, 2019	Mar. 25, 2019	Feb. 18, 2018	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Business combination, description	the Company acquired 100% of the outstanding shares of a German based company, GTX, for a total consideration of EUR 250 thousand in cash (approximately $273 thousand). GTX is a provider of enterprise messaging communication.	the Company acquired 100% of the outstanding shares of a German-based company, Message Mobile, for a total consideration of approximately $3 million, $2.25 million was paid in cash and approximately $0.75 million was paid in shares. Message Mobile is a leading provider of enterprise messaging, communication and payment solutions.
Effective Income Tax Rate Reconciliation, Percent			7.50%	50.00%
Core Technology
Significant Accounting Policies (Details) [Line Items]
Fair value of assets acquired				$ 300
Intangible assets amortized over their estimated useful lives				10 years 9 months
Customer Relationships [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value of assets acquired				$ 550
Intangible assets amortized over their estimated useful lives				5 years 9 months
Goodwill [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value of assets acquired	$ 200			$ 2,200